Operating Segment - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Operating Segment
Adjusted EBITDA		$ (1,313)	$ (9,758)
Other reconciling items		(17,100)	(18,210)
Income tax (expense)/benefit		(41)	(761)
Profit/(loss) after income tax	$ 722	$ (18,454)	$ (28,729)